Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 79,986	[1]	$ 0
Finite-Lived Intangible Assets, Net	83,005	[1],[2]
Total intangible assets	83,005	[1]	0
Financial advisor relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	69,698	[1]
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	12,409	[1]
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 898	[1]

[1]	Amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.
[2]	Future amounts have been recast to reflect the inclusion of First Allied in the Company’s consolidated financial statements.